Long-Term Debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Total credit facilities	$ 6,494	$ 6,176
Credit facilities utilized:
Short-term borrowings	(68)	(119)
Long-term debt (including current portion)	(31,480)	(29,703)
Letters of credit outstanding	(76)	(101)
Credit facilities unutilized	4,344	4,384
Current installments of long-term debt	$ 2,630	$ 2,296
Credit facility
Credit facilities utilized:
Long-term debt (including current portion), weighted average interest rate (percent)	5.70%	6.20%
Current installments of long-term debt	$ 1,610	$ 1,160
Credit facility
Credit facilities utilized:
Short-term borrowings	$ (68)	$ (119)
Short-term borrowings, weighted average interest rate (percent)	7.30%	6.90%
Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	$ (2,006)	$ (1,572)
Regulated Utilities
Line of Credit Facility [Line Items]
Total credit facilities	4,234
Credit facilities utilized:
Letters of credit outstanding	(55)
Credit facilities unutilized	2,919
Regulated Utilities | Credit facility
Credit facilities utilized:
Short-term borrowings	(68)
Regulated Utilities | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	(1,192)
Corporate and Other
Line of Credit Facility [Line Items]
Total credit facilities	2,260
Credit facilities utilized:
Letters of credit outstanding	(21)
Credit facilities unutilized	1,425
Corporate and Other | Credit facility
Credit facilities utilized:
Short-term borrowings	0
Corporate and Other | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	$ (814)